United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/2013

Date of Reporting Period: Quarter ended 11/30/2012

Item 1. Schedule of Investments

Federated Duration Plus Core Fund
Portfolio of Investments
November 30, 2012 (unaudited)
Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—59.1%
		Federal Home Loan Mortgage Corporation—20.5%
3,302		REMIC 13 D, 0.950%, 10/15/2019	$3,315
15,946		REMIC 19 M, 0.900%, 3/15/2020	16,019
10,341		REMIC 205 A, 0.700%, 5/15/2023	10,354
55,788		REMIC 1498 I, 1.400%, 4/15/2023	56,956
16,178		REMIC 1739 FC, 0.850%, 2/15/2024	16,177
51,896		REMIC 2339 F, 0.708%, 6/15/2029	52,359
25,012		REMIC 2551 FD, 0.608%, 1/15/2033	25,121
		TOTAL	180,301
		Federal National Mortgage Association—37.2%
6,825		REMIC 1991-46 F, 0.719%, 5/25/2021	6,843
13,726		REMIC 1992-66 F, 0.719%, 5/25/2022	13,760
51,655		REMIC 1993-179 FJ, 1.369%, 10/25/2023	52,455
20,534		REMIC 2000-32 FM, 0.658%, 10/18/2030	20,538
7,358		REMIC 2000-34 F, 0.658%, 10/25/2030	7,360
26,485		REMIC 2000-36 F, 0.708%, 6/25/2030	26,527
27,365		REMIC 2000-37 FA, 0.708%, 11/25/2030	27,409
15,410		REMIC 2001-46 F, 0.608%, 9/18/2031	15,481
67,641		REMIC 2002-34 FE, 0.608%, 5/18/2032	67,951
50,642		REMIC 2002-36 FS, 0.708%, 6/25/2032	51,021
8,629		REMIC G -23 F, 0.669%, 8/25/2021	8,642
29,809		REMIC G93-21 F, 0.669%, 5/25/2023	29,850
		TOTAL	327,837
		Government National Mortgage Association—1.4%
12,346		REMIC 2001-36 FC, 0.608%, 8/20/2031	12,402
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $513,839)	520,540
		U.S. Treasury—12.8%
		U.S. Treasury Note—12.8%
109,327		U.S. Treasury Inflation-Protected Note, 1.250%, 4/15/2014 (IDENTIFIED COST $113,087)	112,619
		MUTUAL FUNDS—28.3%[1]
157,333	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.15%	157,333
9,396		Federated Project and Trade Finance Core Fund	92,170
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $248,967)	249,503
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $875,893)[3]	882,662
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(1,450)
		TOTAL NET ASSETS—100%	$881,212

At November 30, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[5]United States Treasury Notes 10-Year Long Futures	6	$801,844	March 2013	$4,816
The average notional value of long and short futures contracts held by the Fund throughout the period was $200,461 and $1,200,703, respectively. This is based on the amounts held as of each month-end throughout the three month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	7-Day net yield.
3	At November 30, 2012, the cost of investments for federal tax purposes was $875,893. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $6,769. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,237 and net unrealized depreciation from investments for those securities having an excess of cost over value of $468.
4	Assets, other than investments in securities, less liabilities.
5	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$520,540	$—	$520,540
U.S. Treasury	—	112,619	—	112,619
Mutual Funds	157,333	92,170	—	249,503
TOTAL SECURITIES	$157,333	$725,329	$—	$882,662
OTHER FINANCIAL INSTRUMENTS*	$4,816	$—	$—	$4,816
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date January 22, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date January 22, 2013